Cash and Cash Equivalents and Short-Term Deposit (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents and Short-Term Deposit [Abstract]
Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit	Cash on hand and cash held at bank balance and short-term deposit as of December 31, 2022 and 2023 primarily consist of the following currencies:
	December 31, 2022		December 31, 2023
(In thousands)	Original currency	US$ equivalent	Original currency	US$ Equivalent
US$	6,276	6,276	8,290	8,290
RMB	27,129	3,895	80,717	11,396
JPY	448,139	3,370	241,249	1,710
HKD	5,411	695	2,611	334
Others		882		1,641
Total		15,118		23,371